Organization and Business Description (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Business Description [Abstract]
Schedule of Company’s Subsidiaries

As of December 31, 2024, the Company’s subsidiaries are as follows:

			Percentage of
			direct/indirect
	Date of	Jurisdiction of	Economic
Subsidiaries	Incorporation	Formation	Ownership
Hua Chen Intelligent Technology Co., Limited (“Huachen HK”)	December 22, 2021	Hong Kong	100.00%
Huachen AI Technology (Zhejiang) Co., Ltd (“Hua Chen WFOE”)	October 18, 2022	Zhejiang	100.00%
Zhejiang Huachen Technology Co., Ltd (“Zhejiang Hua Chen Tech”)	June 14, 2005	Zhejiang	90.02%
Shanghai Tiandidaochuan Parking Equipment Manufacturing Co., Ltd (“Shanghai TD Manufacturing”)	February 11, 2004	Shanghai	74.63%
Shanghai Tiandiricheng Parking Lots Management Co., Ltd (“Shanghai TD Parking”)	July 27, 2012	Shanghai	74.63%
Zhejiang Tiandidaochuan Parking Equipment Co., Ltd (“Zhejiang TD Parking”)	November 7, 2017	Zhejiang	74.63%
Shanghai Yufeng Information Technology Co., Ltd (“Shanghai Yufeng”)	November 16, 2016	Shanghai	74.63%
Shanghai Tiandi Puji Parking Management Co., Ltd (“Shanghai TP Parking”)	April 1, 2015	Shanghai	74.63%
Shanghai Tiandi Daochuan Parking Equipment Installation Co., Ltd (“Shanghai TD Installation”)	March 18, 2008	Shanghai	74.63%
Zhejiang Xinfeng Trade Co., Ltd (“Zhejiang Xinfeng”)	February 7, 2024	Zhejiang	74.63%